Capital and financial risk management - Hedging instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
FX forward contracts/FX Swaps | Cash flow hedges | Below 10 years
Hedging instruments
Notional principal value	437
Change in fair value for recognising hedge ineffectiveness	£ 8
Carrying value assets/(liabilities)	£ 8
EUR IRS | Fair value hedges | Below 10 years
Hedging instruments
Average strike price	1.30%	1.30%
Notional principal value	739	754
Change in fair value for recognising hedge ineffectiveness	£ (35)	£ (59)
Carrying value assets/(liabilities)	£ (35)	£ (59)
USD IRS | Fair value hedges | Below 10 years
Hedging instruments
Average strike price	3.40%	3.10%
Notional principal value	2,471	1,454
Change in fair value for recognising hedge ineffectiveness	£ (74)	£ (78)
Carrying value assets/(liabilities)	£ (74)	£ (78)
EUR FX Swaps | Net investment hedges | Below 10 years
Hedging instruments
Average strike price	1.10%	1.20%
Notional principal value	631	329
Change in fair value for recognising hedge ineffectiveness	£ 1	£ (7)
Carrying value assets/(liabilities)	£ 1	£ (7)
CNH CCIRS | Net investment hedges | Below 10 years
Hedging instruments
Average strike price	8.60%	8.60%
Notional principal value	910	910
Change in fair value for recognising hedge ineffectiveness	£ 44	£ (35)
Carrying value assets/(liabilities)	£ 44	£ (35)
CNH FX swaps/forward | Net investment hedges | Below 10 years
Hedging instruments
Average strike price	9.00%
Notional principal value	510
Change in fair value for recognising hedge ineffectiveness	£ 1
Carrying value assets/(liabilities)	£ 1
EUR Bonds | Net investment hedges | Below 10 years
Hedging instruments
Notional principal value	869	887
Change in fair value for recognising hedge ineffectiveness	£ 18	£ (55)
Carrying value assets/(liabilities)	£ (858)	£ (867)
EUR Bonds | Net investment hedges | 10-30 years
Hedging instruments
Notional principal value	652	665
Change in fair value for recognising hedge ineffectiveness	£ 13	£ (43)
Carrying value assets/(liabilities)	£ (646)	£ (659)